Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2017
Retail | Fidelity Flex Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst1_SupplementTextBlock	Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Mid Cap Index Fund
Fidelity Flex℠ Small Cap Index Fund
June 29, 2017
Prospectus

The following information replaces footnote b to the “Annual Operating Expenses” table found in the “Fund Summary” section for Fidelity Flex℠ Mid Cap Index Fund.

[b]The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information replaces footnote b to the “Annual Operating Expenses” table found in the “Fund Summary” section for Fidelity Flex℠ Small Cap Index Fund.

[b]The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.